UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-3896

FPA Perennial Fund, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA Perennial Fund, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

ITEM 1. Schedule of Investments.

FPA Perennial Fund, Inc.

Portfolio of Investments

March 31, 2013 (unaudited)

	Shares or
	Principal	Fair
COMMON STOCKS	Amount	Value

PRODUCER DURABLE GOODS — 25.3%
Actuant Corporation (Class A)	202,000	$6,185,240
Franklin Electric Co., Inc.	259,600	8,714,772
Graco Inc.	174,100	10,103,023
HNI Corporation	288,500	10,238,865
IDEX Corporation	162,850	8,699,447
Rotork plc (Great Britain)	18,600	820,857
WABCO Holdings Inc.*	227,500	16,059,225
Zebra Technologies Corporation (Class A)*	227,500	10,722,075
		$71,543,504
RETAILING — 20.5%
CarMax, Inc.*	445,700	$18,585,690
L’Occitane International S.A. (Luxembourg)	490,000	1,489,698
O’Reilly Automotive, Inc.*	186,300	19,105,065
Signet Jewelers Limited (Bermuda)	278,900	18,686,300
		$57,866,753
BUSINESS SERVICES & SUPPLIES — 17.5%
Aggreko plc (Great Britain)	112,200	$3,038,499
Clarcor, Inc.	140,100	7,338,438
Copart, Inc.*	409,500	14,037,660
Domino Printing Sciences plc (Great Britain)	179,900	1,746,991
Halma PLC (Great Britain)	351,900	2,770,157
Landauer, Inc.	9,100	513,058
ManpowerGroup Inc.	72,400	4,106,528
ScanSource Inc.*	415,001	11,711,328
Spirax-Sarco Engineering plc (Great Britain)	103,000	4,205,933
		$49,468,592
HEALTH CARE — 11.1%
Bio-Rad Laboratories, Inc.*	77,800	$9,802,800
bioMerieux S.A. (France)	30,100	2,838,932
Life Technologies Corporation*	149,100	9,636,333
Sonova Holding AG (Switzerland)	14,000	1,679,233
Varian Medical Systems, Inc.*	24,100	1,735,200
VCA Antech, Inc.*	238,000	5,590,620
		$31,283,118
ENERGY — 7.4%
FMC Technologies, Inc.*	203,400	$11,062,926
Noble Corporation (Switzerland)	253,500	9,671,025
		$20,733,951
TECHNOLOGY — 6.1%
EVS Broadcast Equipment S.A. (Belgium)	47,558	$3,052,125
Maxim Integrated Products, Inc.	182,400	5,955,360
Microchip Technology Incorporated	222,600	8,182,776
		$17,190,261

TRANSPORTATION — 4.6%
Heartland Express, Inc.	473,400	$6,315,156
Knight Transportation, Inc.	419,800	6,758,780
		$13,073,936

OTHER COMMON STOCKS — 0.0%		$21,799

TOTAL COMMON STOCKS — 92.5% (Cost $118,872,642)		$261,181,914

SHORT-TERM INVESTMENTS
Federal Home Loan Bank Discount Note — 0.095% 04/01/13	$13,000,000	$13,000,000
State Street Bank Repurchase Agreement — 0.01% 04/01/13 (Dated 3/28/13, repurchase price of $8,382,000, collateralized by $9,145,000 principal amount U.S. Treasury Bond — 2.75% 2042, fair value $8,550,574)	8,382,000	8,382,009
TOTAL SHORT-TERM INVESTMENTS — 7.6% (Cost $21,382,009)		$21,382,009

TOTAL INVESTMENTS — 100.1% (Cost $140,254,651) — Note 2		$282,563,923
Other assets and liabilities, net — (0.1)%		(226,443)
TOTAL NET ASSETS — 100.0%		$282,337,480

*Non-income producing security

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price. Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under policies adopted by authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Investments

Common Stocks	$261,181,914			$261,181,914
Short-Term Investments	—	$21,382,009	—	21,382,009
Total Investments	$261,181,914	$21,382,009	—	$282,563,923

Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period.  There were no transfers between Levels 1, 2, or 3 during the quarter ended March 31, 2013.

NOTE 2 — Federal Income Tax

The aggregate cost of investment securities was $121,495,718 for Federal income tax purposes. Net unrealized appreciation for Federal income tax consists of:

Gross unrealized appreciation:	$139,797,047
Gross unrealized depreciation:	(110,851)
Net unrealized appreciation:	$139,686,196

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                 Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA PERENNIAL FUND, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President
(Principal Executive Officer)

Date:                  May 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

FPA PERENNIAL FUND, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President
(Principal Executive Officer)

Date:                  May 23, 2013

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date:                  May 23, 2013